Other Non-financial Liabilities	12 Months Ended
Dec. 31, 2024
Disclosure of other non-financial liabilities [abstract]
Other Non-financial Liabilities

NOTE 30. OTHER NON-FINANCIAL LIABILITIES
The account breaks down as follows as of the indicated dates:

	12.31.24	12.31.23
Creditors for sale of assets	6,677,930	5,739,505
Tax withholdings and collections payable	202,368,594	153,942,596
Payroll and Social Contributions Payable	215,579,703	170,967,900
Withholdings on Payroll Payable	12,288,549	4,600,738
Fees to Directors and Syndics	8,983,474	3,323,069
Value-Added Tax	46,232,491	33,107,813
Sundry Creditors	141,873,411	106,783,048
Taxes Payable	120,465,148	113,762,387
Obligations Arising from Contracts with Customers (*)	7,815,426	7,888,897
Retirement payment orders pending settlement	1,516,564	1,049,176
Other Non-financial Liabilities	8,819,052	4,586,581
Total	772,620,342	605,751,710
(*)Including Liabilities for Quiero! Customer Loyalty Program and Liabilities for Rewards System.
Contract liability resulting from contracts with customers includes the liabilities for the “Quiero!” Customers Loyalty Program. The Group estimates the fair value of the points assigned to customers under the above-mentioned program. This value is estimated by means of the use of a mathematical model that considers certain assumptions of redemption rates, the fair value for the exchanged points based on the combination of available products and the customers’ preferences, as well as breakage. As of December 31, 2024, Ps.550,290 was recorded for non-exchanged points, whereas as of December 31, 2023, such amount totaled Ps.4,901,981.
Banco GGAL S.A. offers the Rewards System, which allows customers to redeem their points for travel on the airlines and destinations of their choice. In addition, the points can be used to obtain orders in well-known chains and shopping centers, as well as products from the traditional catalog. As of December 31, 2024, Ps.2,953,437 has been recorded for this liability.
The following table shows the estimated use of the liabilities recorded as of this fiscal year-end.

	Terms
Item	Up to 12 Months	Up to 24 Months	Over 24 Months	Total
Liabilities –“Quiero!” Customers Loyalty Program	33,149	517,141	—	550,290
Rewards System Liabilities	2,295,537	657,900	—	2,953,437